UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska      68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

         (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 7/31/11

Item 1.  Reports to Stockholders.

Astor Long/Short ETF Fund

Annual Report

July 31, 2011

1-877-738-0333

Distributed by Northern Lights Distributors, LLC

Member FINRA

Wednesday, September 28, 2011

Dear Shareholder,

The fiscal year for the Astor Long/Short ETF Fund (“the Fund”) that ended on July 31, 2011, began in the midst of a tumultuous period marked by serious concerns over sovereign debt default in the Eurozone. During late 2010, the markets shrugged off many concerns and moved their way to new post-credit crisis highs on global economic growth optimism. As we moved through the first quarter of 2011, volatility re-emerged in the financial markets, and round two of Eurozone credit default concerns came about. This time, the threats and resolutions were real. In addition, the US began to face material reckoning points regarding deficit and debt ceiling decisions, which were handled sub-optimally, affecting investor confidence. Simultaneously, economic indicators began to slow as confidence fell and corporations mulled cash outlays.

Astor remained in a long exposure mode at a slightly over 0.6 beta to the benchmark S&P 500 during August through the end of October 2010 as the market rallied substantially off of 2010 lows.  During the period, the Astor Long/Short ETF Fund had a total return of 7.07% versus 7.96% for the S&P 500. This performance equated to 89% of the return of the S&P 500.

After a lackluster November that saw a nearly 4.5%* intra-month pullback in the S&P 500 Index from the month’s high, December posted very good returns with the S&P 500 gaining 6.68% and caught many investors flat footed after November’s decline and subsequent sharp recovery. The Astor Fund returned 2.79%.  The Astor model, while maintaining a long bias, was not at full exposure during the period, so our expectation was to underperform to the upside. That explained a portion of the underperformance. Certain portfolio holdings and market relationships explained the rest.

During January, asset class correlations began to breakdown significantly. Price action in metals/commodities and other risk based assets began to break correlation with equity markets. Even further, emerging markets performed poorly. The MSCI Emerging Market Index was down 2.81% for January, while US large cap stocks (S&P 500) were up 2.37%.  These factors all aided to the fund underperforming our target return versus the benchmark as the Fund returned 0.09%.

Through April, the Fund moved from an approximate 0.5 beta to a 0.75 beta as the US job picture improved markedly, lending confidence to the recovery maintaining legs at the time. During the period, the fund had a total return of 4.63% versus 9.06% for the S&P 500. This performance equated to a 51% tracking factor to the large cap benchmark. February saw a slight underperformance of our target beta. March was a difficult and volatile environment for stocks as the S&P 500 completed a 7%* drawdown from year and post recession highs. By month end, markets had recovered losses and closed slightly positive by 0.04% for the S&P 500. The Astor Fund tracked well in March, gaining 0.64%. April finished strong with the S&P 500 closing up 2.96% versus the Astor fund which added 2.08%.

The last three months of this fiscal year saw a very challenging market environment as the economy hit what appeared to be an inflexion point of whether this recovery would maintain or not. April closed on the high point of the year and the market spent the next seven weeks declining over 7%*. A late June rally may have saved an awful quarter, and July tried its best to resolve this issue, but too much political overhang and investor concern had damaged near term optimism, the economy slowed considerably, and the markets took a direction through the end of July to the downside.  For this three month period, the S&P 500 gave back 4.76% while the Astor Long/ Short ETF Fund declined by 3.89%, tracking at a moderately higher 0.8 beta than our target as market volatility increased, correlations tightened among risk assets.

In mid July, we decreased the fund’s target beta by 0.2 to the S&P 500 benchmark as our indicators began to turn defensive as we head into late summer and the new fiscal year. Our target beta as we enter this period is approximately 0.5 to the benchmark S&P 500. It will be important to stay focused on economic activity in the coming quarter as we potentially work our way into and through a transitional period facing significant headwinds.

Sincerely,

Robert Stein

Senior Managing Director

*Return based on the S&P 500 Price Index.

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of May 30, 2011 the MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

Beta describes how the expected return of a stock or portfolio is correlated to the return of the financial market as a whole.  A Beta greater than 1.00 indicates the portfolio is more volatile than the market, and a Beta less than 1.00 indicates the portfolio is less volatile than the market.

Tracking factor represents the percentage of the benchmark performance that the investment achieved during a specific time period.

All information contained herein is for informational purposes only. This is not a solicitation to offer investment advice or services in any state where to do so would be unlawful. Past results are no guarantee of future results and no representation is made that a client will or is likely to achieve results that are similar to those shown. Please refer to Astor's Form ADV, Part 2 for additional information and risks. An investor should consider the Astor funds' investment objectives, risks, charges, and expenses carefully before investing. This and other information about the Astor funds are contained in the fund's prospectus, which can be obtained by calling (800) 899-8230. Please read the prospectus carefully before investing. The funds are distributed by Northern Lights

Distributors, LLC, member FINRA. Astor Asset Management LLC and Knight Capital Group, Inc. are not affiliated with Northern Lights Distributors, LLC.  407111-71 2009-NLD-9/28/2011

Astor Long/Short ETF Fund

PORTFOLIO REVIEW

July 31, 2011 (Unaudited)

                                                                                              The Fund’s performance figures* for the period ending July 31, 2011, compared to its benchmarks:

	One Year Ended July, 31, 2011	Inception** – July 31, 2010	Inception*** – July 31, 2010
Astor Long/Short ETF Fund – Class C Shares	9.35%	N/A	4.00%
Astor Long/Short ETF Fund – Class I Shares	10.35%	4.97%	N/A
Astor Long/Short ETF Fund – Class R Shares	10.15%	4.74%	N/A
S&P 500 Total Return Index	19.65%	11.78%	10.87%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-738-0333.

** Inception date is October 19, 2009.

*** Inception date is March 12, 2010.

   The Fund’s Top Asset Classes are as follows:

Asset Classes:	% of Net Assets
Exchange Traded Funds - Equity	48.4%
Exchange Traded Funds – Debt Exchange Traded Funds – Asset Allocation	27.1% 5.0%
Exchange Traded Funds - Commodity	3.6%
Other & Cash	15.9%
100.00%

Astor Long/Short ETF Fund
PORTFOLIO OF INVESTMENTS
July 31, 2011
	Shares		Value
		EXCHANGE TRADED FUNDS - 84.1%
		ASSET ALLOCATION - 5.0%
	107,878	PowerShares DB US Dollar Index Bullish Fund *	$ 2,268,674

		COMMODITY - 3.6%
	24,387	United States Commodity Index Fund *	1,619,053

		DEBT - 27.1%
	42,378	iShares Barclays Aggregate Bond Fund	4,584,452
	25,132	iShares iBoxx $ High Yield Corporate Bond Fund	2,288,269
	69,681	SPDR Barclays Capital 1-3 Month T-Bill ETF *	3,195,571
	56,915	SPDR Barclays Capital High Yield Bond ETF	2,290,829
			12,359,121

		EQUITY - 48.4%
	54,821	Consumer Discretionary Select Sector SPDR Fund	2,172,008
	29,540	Energy Select Sector SPDR Fund	2,260,401
	65,429	Industrial Select Sector SPDR Fund	2,266,461
	32,173	iShares Dow Jones US Consumer Goods Sector Index Fund	2,179,399
	29,829	iShares Dow Jones US Real Estate Index Fund	1,805,549
	56,702	iShares Dow Jones US Telecommunications Sector Index Fund	1,328,528
	27,303	iShares Russell 2000 Index Fund	2,174,684
	19,757	Powershares QQQ Trust Series 1	1,145,313
	43,408	SPDR S&P Dividend ETF	2,264,595
	13,278	SPDR S&P MidCap 400 ETF	2,271,998
	43,184	SPDR S&P Pharmaceuticals ETF	2,174,314
			22,043,250

		TOTAL EXCHANGE TRADED FUNDS
		(Cost $38,110,510)	38,290,098

		TOTAL INVESTMENTS - 84.1% (Cost $38,110,510) (a)	$ 38,290,098
		CASH AND OTHER ASSETS & LIABILITIES - 15.9%	7,226,321
		TOTAL NET ASSETS - 100.0%	$ 45,516,419

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $38,110,898 and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 688,147
		Unrealized Depreciation:	(508,947)
		Net Unrealized Appreciation:	$ 179,200
*	Non-Income producing security.

See accompanying notes to financial statements.

Astor Long/Short ETF Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2011

ASSETS
Investment securities:
At cost	$ 38,110,510
At value	$ 38,290,098
Cash	7,710,790
Receivable for Fund shares sold	25,343
Interest receivable	985
Prepaid expenses and other assets	30,960
TOTAL ASSETS	46,058,176

LIABILITIES
Payable for investments purchased	468,758
Investment advisory fees payable	31,988
Fees payable to other affiliates	8,166
Distribution (12b-1) fees payable	13,775
Accrued expenses and other liabilities	19,070
TOTAL LIABILITIES	541,757
NET ASSETS	$ 45,516,419

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 44,174,796
Accumulated net realized gain from security transactions	1,162,035
Net unrealized appreciation of investments	179,588
NET ASSETS	$ 45,516,419

Net Asset Value Per Share:
Class C Shares:
Net Assets	$ 14,276,017
Shares of beneficial interest outstanding	1,327,310
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.76

Class I Shares:
Net Assets	$ 24,393,202
Shares of beneficial interest outstanding	2,244,175
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.87

Class R Shares:
Net Assets	$ 6,847,200
Shares of beneficial interest outstanding	631,151
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.85

See accompanying notes to financial statements.

Astor Long/Short ETF Fund
STATEMENT OF OPERATIONS
For the Year Ended July 31, 2011

INVESTMENT INCOME
Dividends	$ 517,527
Interest	8,497
TOTAL INVESTMENT INCOME	526,024

EXPENSES
Investment advisory fees	282,761
Distribution (12b-1) fees, Class C shares	82,410
Distribution (12b-1) fees, Class R shares	6,266
Transfer agent fees	62,777
Professional fees	24,276
Administrative services fees	41,082
Accounting services fees	39,475
Registration fees	37,070
Printing and postage expenses	14,608
Compliance officer fees	12,899
Custodian fees	5,311
Trustees fees and expenses	5,512
Other expenses	3,868
TOTAL EXPENSES	618,315

Less: Fees waived by the Advisor	(36,213)

NET EXPENSES	582,102
NET INVESTMENT LOSS	(56,078)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	1,310,945
Distributions of long term capital gains from underlying investment companies	30,238
Net change in unrealized appreciation (depreciation) of investments	290,430
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,631,613

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,575,535

See accompanying notes to financial statements.

Astor Long/Short ETF Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	July 31,	July 31,
	2011	2010 (a)
FROM OPERATIONS
Net investment loss	$ (56,078)	$ (21,310)
Net realized gain (loss) from security transactions	1,310,945	(74,631)
Distributions of long term capital gains from underlying investment companies	30,238	566
Net change in unrealized appreciation (depreciation) of investments	290,430	(110,842)
Net increase (decrease) in net assets resulting from operations	1,575,535	(206,217)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class I	(46,671)	-
Class R	(2,549)	-
From distributions to shareholders	(49,220)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class C	13,737,301	1,838,059
Class I	18,266,012	10,365,176
Class R	6,384,047	2,161,631
Distributions Reinvested
Class I	27,892	-
Class R	2,071	-
Cost of Shares Redeemed
Class C	(1,509,885)	(24,057)
Class I	(4,279,579)	(1,081,352)
Class R	(920,416)	(770,579)
Net increase in net assets from shares of beneficial interest	31,707,443	12,488,878

TOTAL INCREASE IN NET ASSETS	33,233,758	12,282,661

NET ASSETS
Beginning of Period	12,282,661	-
End of Period *	$ 45,516,419	$ 12,282,661
*Includes accumulated net investment income (loss) of:	$ -	$ -

(a) The Astor Long/Short ETF Fund Class I and R commenced operations October 19, 2009. Class C commenced operations on March 12, 2010.

See accompanying notes to financial statements.

Astor Long/Short ETF Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Period Ended
	July 31,	July 31,
	2011	2010 (a)
SHARE ACTIVITY
Class C:
Shares Sold	1,284,334	185,055
Shares Redeemed	(139,634)	(2,445)
Net increase in shares of beneficial interest outstanding	1,144,700	182,610

Class I:
Shares Sold	1,716,000	1,035,252
Shares Reinvested	2,599	-
Shares Redeemed	(399,230)	(110,446)
Net increase in shares of beneficial interest outstanding	1,319,369	924,806

Class R:
Shares Sold	581,436	215,217
Shares Reinvested	193	-
Shares Redeemed	(87,331)	(78,364)
Net increase in shares of beneficial interest outstanding	494,298	136,853

See accompanying notes to financial statements.

Astor Long/Short ETF Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class C
		Year Ended	Period Ended
		July 31,	July 31,
		2011	2010 (1)

Net asset value, beginning of period		$ 9.84	$ 10.19

Activity from investment operations:
	Net investment loss (2)	(0.10)	(0.03)
	Net realized and unrealized
	gain (loss) on investments	1.02	(0.32)
Total from investment operations		0.92	(0.35)

Net asset value, end of period		$ 10.76	$ 9.84

Total return (3)		9.35%	(3.44)%

Net assets, at end of period (000s)		$ 14,276	$ 1,797

Ratio of gross expenses to average
	net assets (4)(6)	2.88%	4.05%
Ratio of net expenses to average
	net assets (6)	2.74%	2.74%
Ratio of net investment loss
	to average net assets (7)	(0.95)%	(0.77)%

Portfolio Turnover Rate		157%	83%

(1)	The Astor Long/Short ETF Fund's Class C commenced operations March 12, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the
	underlying investment companies in which the Fund invests.
(8)	Not annualized.

See accompanying notes to financial statements.

Astor Long/Short ETF Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class I
		Year Ended	Period Ended
		July 31,	July 31,
		2011	2010 (1)

Net asset value, beginning of period		$ 9.88	$ 10.00

Activity from investment operations:
	Net investment income (loss) (2)	0.01	(0.03)
	Net realized and unrealized
	gain (loss) on investments	1.01	(0.09)
Total from investment operations		1.02	(0.12)

Less distributions from:
	Net investment income	(0.03)	-

Net asset value, end of period		$ 10.87	$ 9.88

Total return (3)		10.35%	(1.20)%

Net assets, at end of period (000s)		$ 24,393	$ 9,135

Ratio of gross expenses to average
	net assets (4)(6)	1.87%	4.40%
Ratio of net expenses to average
	net assets (6)	1.74%	2.01%
Ratio of net investment income (loss)
	to average net assets (7)	0.13%	(0.32)%

Portfolio Turnover Rate		157%	83%

(1)	The Astor Long/Short ETF Fund's Class I shares commenced operations October 19, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the
	underlying investment companies in which the Fund invests.
(8)	Not annualized.

See accompanying notes to financial statements.

Astor Long/Short ETF Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class R
		Year Ended	Period Ended
		July 31,	July 31,
		2011	2010 (1)

Net asset value, beginning of period		$ 9.86	$ 10.00

Activity from investment operations:
	Net investment income (loss) (2)	(0.01)	(0.05)
	Net realized and unrealized
	gain (loss) on investments	1.01	(0.09)
Total from investment operations		1.00	(0.14)

Less distributions from:
	Net investment income	(0.01)	-

Net asset value, end of period		$ 10.85	$ 9.86

Total return (3)		10.15%	(1.40)%

Net assets, at end of period (000s)		$ 6,847	$ 1,350

Ratio of gross expenses to average
	net assets (4)(6)	2.12%	4.64%
Ratio of net expenses to average
	net assets (6)	1.99%	2.35%
Ratio of net investment income (loss)
	to average net assets (7)	(0.05)%	(0.67)%

Portfolio Turnover Rate		157%	83%

(1)	The Astor Long/Short ETF Fund's Class R shares commenced operations October 19, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the
	underlying investment companies in which the Fund invests.
(8)	Not annualized.

See accompanying notes to financial statements.

Astor Long/Short ETF Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2011

1.

ORGANIZATION

The Astor Long/Short ETF Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund seeks total return through a combination of capital appreciation and income.

The Fund currently offers Class I, Class R shares and Class C shares.    Class I, Class R and Class C shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market

Astor Long/Short ETF Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2011

value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Astor Long/Short ETF Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2011

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 38,290,098	$ -	$ -	$ 38,290,098
Total	$ 38,290,098	$ -	$ -	$ 38,290,098

The Fund did not hold any level 3 securities during the period.

There were no significant transfers into and out of Level 1 and 2 during the current period presented.  It is the Fund’s policy to recognize transfers into and out of Level 1 and 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.   Dividends and distributions to shareholders are recorded on ex-dividend date.

Distributions received from investments in master limited partnerships (“MLPs”) generally are comprised of ordinary income, capital gains and return of capital from the MLP. Investment income and return of capital is recorded based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year-end of the Fund.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009), or expected to be taken in the Fund’s 2010 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax

Astor Long/Short ETF Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2011

benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3. INVESTMENT TRANSACTIONS

For the year ended July 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $64,428,031 and $38,663,490, respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Astor Asset Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). Effective December 15, 2010, a new Investment Advisory Agreement was put into effect where Knight Capital Group, Inc. (“Knight”) has acquired full membership interest in the Advisor.  The Advisor will continue to oversee the daily operation of the Fund.  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2011, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.74%, 1.99% and 2.74% per annum of the Fund’s average daily net assets for Class I, Class R and Class C shares, respectively.   Prior to March 5th, 2010, the Advisor had agreed to waive fees and reimburse the Fund for other

Astor Long/Short ETF Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2011

expenses to the extent necessary so that expenses did not exceed 2.74% and 2.99% for Class I and Class R shares, respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.74%, 1.99% and 2.74% of average daily net assets attributable to Class I, Class R and Class C shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.74%, 1.99% and 2.74% of average daily net assets for each share class. If Fund Operating Expenses attributable to Class I, Class R and Class C shares subsequently exceed 1.74%, 1.99% and 2.74%, respectively per annum of the average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.  During the year ended July 31, 2011, the Advisor waived fees of $36,213.  As of July 31, 2011, the Advisor has $151,142 of waived/reimbursed expenses that may be recovered no later than July 31 of the years indicated below:

2013	2014
$114,929	$36,213

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class R shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the year ended July 31, 2011 the fund incurred distribution fees of $82,410 and $6.266 for the Class C and R shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class I, Class R and Class C shares.   The Distributor is an affiliate of GFS.

Effective July 1, 2011, with the approval of the Board, the Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust

Astor Long/Short ETF Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2011

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, and transfer agency services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $35,000 per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $25,000 plus $6,000 for each additional share class above one plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $18,000 per share class and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended July 31, 2011, the Fund incurred expenses of $12,899 for compliance services pursuant to the Trust’s Agreement with NLCS.  Such fees are included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the year ended July 31, 2011, GemCom collected amounts totaling $15,736 for EDGAR and printing services performed.   Such fees are included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

Astor Long/Short ETF Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2011

5.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the following periods was as follows:

As of July 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gain from security transactions are primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences primarily attributable to net operating losses, grantor trust and partnership adjustments, resulted in reclassifications as follows for the Fund for the period ended July 31, 2011 was follows: a decrease in accumulated net investment loss of $105,298 and a decrease in accumulated net realized gain from security transactions of $105,298.

6.

RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on a gross basis rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC

Astor Long/Short ETF Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2011

Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending July 31, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all of a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be included in the July 31, 2012 annual report

7.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

Astor Long/Short ETF Fund

(Northern Lights Fund Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Astor Long/Short ETF Fund (the “Fund”), a series of  Northern Lights Fund Trust, as of July 31, 2011, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two periods in the period then ended.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2011 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Astor Long/Short ETF Fund as of July 31, 2011, the results of its operations for the year then ended and the changes in net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

September 28, 2011

Astor Long/Short ETF Fund

EXPENSE EXAMPLES

July 31, 2011 (Unaudited)

As a shareholder of the Astor Long/Short ETF Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Astor Long/Short ETF Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2011 through July 31, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Astor Long/Short ETF Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 2/1/11	Ending Account Value 7/31/11	Expenses Paid During Period* 2/1/11 – 7/31/11	Expense Ratio During Period 2/1/11 – 7/31/11
Class I	$1,000.00	$1,004.60	$8.65	1.74%
Class R Class C	1,000.00 1,000.00	1,003.00 1,000.00	9.88 9.87	1.99 2.74

Hypothetical (5% return before expenses)	Beginning Account Value 2/1/11	Ending Account Value 7/31/11	Expenses Paid During Period* 2/1/11– 7/31/11	Expense Ratio During Period 2/1/11 – 7/31/11
Class I	$1,000.00	$1,016.17	$8.70	1.74%
Class R	1,000.00	1,014.93	9.94	1.99
Class C	1,000.00	1,011.21	9.92	2.74

*Expenses Paid During Period are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (181) divided by 365 (to reflect the number of days in the six month period ended July 31, 2011)

Astor Long/Short ETF Fund

SUPPLEMENTAL INFORMATION

July 31, 2011 (Unaudited)

FACTORS CONSIDERED BY INDEPENDENT TRUSTEES APPROVING THE ADVISORY AGREEMENT

In connection with a regular meeting held on March 23, 2011 the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Astor Asset Management, LLC (“Astor” or the “Adviser”) and the Trust, on behalf of Astor Style Preferred Growth ETF Fund (“Astor Style”) and Astor Active Income ETF Fund (“Astor Active”)(each a “Fund” and collectively the “Funds”).  In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser; (b) the Portfolio’s overall fees and operating expenses compared with similar mutual funds; (c) investment management staffing; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the nature of Adviser’s operations and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Funds have not yet commenced operations, the Trustees could not consider its investment performance of the Funds.  However, the Board, including the Independent Trustees, considered the Adviser’s past performance managing a Fund in the Trust.  The Board concluded that the Adviser’s has potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that the Adviser would charge a 1.00% and 0.70% annual advisory fee based on the average net assets of the Astor Style and Astor Active Funds, respectively.  The Trustees concluded that the Funds’ advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Funds expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Funds for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Funds, based on the materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. They also considered the profits to be realized by the Adviser from other activities related to the Funds. The Trustees concluded that because of the Funds’ expense limitation agreement and its expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Funds would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of each Trust and the shareholders of the Funds.

SUBSEQUENT EVENTS NOTE

At a Special Meeting of Shareholders of the Astor Long/Short ETF Fund (“Astor L/S”), held at the offices of Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788, on Wednesday, December 15, 2011, shareholders of record at the close of business on January 9, 2011 voted to approve the following proposals:

Proposal 1: To approve a new Investment Management Agreement between the Trust and Astor Asset Management, LLC.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
764,938	39,429

Astor Long/Short ETF Fund

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2011 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

                                                                                                                      Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee
L. Merill Bryan (1944)	Trustee Since 2005	Retired. Formerly held various positions, including Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) (1966-2005).	94	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternatives Strategies Fund
Anthony J. Hertl (1950)	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	94

AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010)  and Greenwich Advisors Trust (2007- February 2011) and Global Real Estate Fund

Gary W. Lanzen (1954)	Trustee Since 2005	President, Orizon Investment Counsel, LLC (2000-2006); Chief Investment Officer (2006 - 2010); Partner, Orizon Group, Inc. (a financial services company) (2002 - 2006).	94	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternatives Strategies Fund
Mark H. Taylor (1964)	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	94	Ladenburg Thalmann Alternatives Strategies Fund; Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

Astor Long/Short ETF Fund

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2011 (Unaudited)

                                                                                                                     Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Michael Miola** (1952)	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	94	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternatives Strategies Fund; Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	President Since2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	Treasurer Since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 (1976)	Secretary Since 2011	Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2006-2008)	N/A	N/A

Astor Long/Short ETF Fund

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2011 (Unaudited)

                                                                                                                     Interested Trustees and Officers (continued)

Brian Nielsen (1972)	Assistant Secretary Since 2011

Secretary and General Counsel for NorthStar Financial Services Group, LLC (since 2003); CLS Investments, LLC and Orion Advisor Services, LLC (since 2001); President, Manager, Secretary and General Counsel for Northern Lights Distributors, LLC (since 2003); Director, Secretary and General Counsel for Constellation Trust Company (since 2004); Assistant Secretary for Gemini Fund Services, LLC (since 2003) and Gemcom, LLC (since 2004); and Manager and Assistant Secretary for Northern Lights Compliance Services, LLC (since 2004).

			N/A	N/A
Lynn Bowley (1958)	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006.	N/A	N/A
James Colantino 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	Assistant Treasurer Since 2006	Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.	N/A	N/A
Erik Naviloff 450 Wireless Blvd. Hauppauge, NY 11788 (1968)	Assistant Treasurer Since 2009	Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.	N/A	N/A
Richard Gleason 450 Wireless Blvd. Hauppauge, NY 11788 (1977)	Assistant Treasurer Since 2010	Manager of Fund Administration, Gemini Fund Services, LLC (since 2008); Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).	N/A	N/A

Astor Long/Short ETF Fund

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2011 (Unaudited)

                                                                                                                     Interested Trustees and Officers (continued)

Dawn Borelli 450 Wireless Blvd. Hauppauge, NY 11788 (1972)	Assistant Treasurer Since 2010	Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Funds' Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free 1-877-738-0333 to request a copy of the SAI or to make shareholder inquiries.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-738-0333 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-738-0333.

INVESTMENT ADVISOR

Astor Asset Management, LLC

111 S. Wacker Drive, Suite 3950

Chicago, IL 60606

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2011 - $ 13,000

2010 - $ 13,000

(b)

Audit-Related Fees

2011 - None

2010 - None

(c)

Tax Fees

2011 – $  2,500

2010 – $  2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2011 - None

2010 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2011

 2010

Audit-Related Fees:

0.00%

 0.00%

Tax Fees:

0.00%

 0.00%

All Other Fees:

0.00%

 0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2011 - $ 2,500

2010 - $ 2,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/11/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/11/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/11/11